Business segment information - Asset impairment (Details) $ in Millions	12 Months Ended								372 Months Ended
	Dec. 31, 2040 $ / bbl	Dec. 31, 2025 $ / MMBTU $ / bbl	Dec. 31, 2023 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating income						$ (8,952)	$ (920)	$ (1,774)
Asset impairments recorded in net income, Group share						$ (8,465)	$ (465)	$ (1,595)
Post-tax discount rate (as a percent)						7.00%	7.00%	7.00%
Period of reserves for qualification of assets as stranded						20 years
Minimum
Asset impairment
Pre-tax discount rate (as a percent)						7.00%
Maximum
Asset impairment
Pre-tax discount rate (as a percent)						14.00%
Forecast
Asset impairment
Oil price | $ / bbl	50	70	60	50	40
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU		6.3
Forecast | United States
Asset impairment
Gas price | $ / MMBTU		2.7
Forecast | Average
Asset impairment
Oil price | $ / bbl									57
Canadian oil sands
Asset impairment
Asset impairments recorded in net income, Group share						$ (6,988)
Additional exceptional assets impairment in operating income						(5,460)
Additional exceptional assets impairment in net income, Group share						(5,474)
Exploration & Production
Asset impairment
Asset impairments recorded in operating income						(2,233)
Asset impairments recorded in net income, Group share						$ (1,854)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Impact on operating income from decrease in key assumption						$ 0
Impact on net income, Group share, from decrease in key assumption						$ 0
Reasonably possible increase in assumption (as a percent)						1.00%
Impact on operating income from increase in key assumption						$ (400)
Impact on net income, Group share, from increase in key assumption						$ (400)
Exploration & Production | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%
Impact on operating income from decrease in key assumption						$ (1,900)
Impact on net income, Group share, from decrease in key assumption						(1,600)
Exploration & Production | Assets already impaired
Asset impairment
Impact on operating income from change in key assumption						(1,100)
Impact on net income, Group share, from change in key assumption						(900)
Integrated Gas, Renewables and Power
Asset impairment
Asset impairments recorded in operating income						(953)
Asset impairments recorded in net income, Group share						$ (829)
Integrated Gas, Renewables and Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						1.00%
Impact on operating income from decrease in key assumption						$ 0
Impact on net income, Group share, from decrease in key assumption						$ 0
Reasonably possible increase in assumption (as a percent)						1.00%
Impact on operating income from increase in key assumption						$ (1,100)
Impact on net income, Group share, from increase in key assumption						$ (1,000)
Integrated Gas, Renewables and Power | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)						10.00%
Impact on operating income from decrease in key assumption						$ (1,500)
Impact on net income, Group share, from decrease in key assumption						(1,200)
Integrated Gas, Renewables and Power | Assets already impaired
Asset impairment
Impact on operating income from change in key assumption						(1,500)
Impact on net income, Group share, from change in key assumption						(1,200)
Refining & Chemicals
Asset impairment
Asset impairments recorded in operating income						(306)
Asset impairments recorded in net income, Group share						(306)
Marketing & Services
Asset impairment
Asset impairments recorded in operating income						$ 0